Fair Value (Tables)	12 Months Ended
Dec. 31, 2020
Fair Value Disclosures [Abstract]
Schedule of assets and liabilities measured at fair value on a recurring basis

	Fair Value Measurements at Reporting Date Using
	December 31, 2020	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
	(dollars in thousands)
Nuclear decommissioning trust funds:
Domestic equity	$198,325	$198,325	$—	$—
International equity trust	$120,645	—	120,645	—
Corporate bonds and debt	$98,129	—	97,788	341
US Treasury securities	$46,963	46,963	—	—
Mortgage backed securities	$45,039	—	45,039	—
Domestic mutual funds	$70,813	70,813	—	—
Municipal bonds	$1,362	—	1,362	—
Federal agency securities	$6,054	—	6,054	—
Other	$10,851	7,720	3,131	—
Long-term investments:
International equity trust	$31,378	—	31,378	—
Corporate bonds and debt	$29,870	—	29,661	209
US Treasury securities	$7,437	7,437	—	—
Mortgage backed securities	$11,432	—	11,432	—
Domestic mutual funds	$224,536	224,536	—	—
Federal agency securities	$537	—	537	—
Treasury STRIPS	$209,165	—	209,165	—
Other	$3,710	3,710	—	—
Natural gas swaps	$10,248	—	10,248	—

	Fair Value Measurements at Reporting Date Using
	December 31, 2019	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
	(dollars in thousands)
Nuclear decommissioning trust funds:
Domestic equity	$179,346	$179,346	$—	$—
International equity trust	$96,204	—	96,204	—
Corporate bonds and debt	$63,849	—	63,849	—
US Treasury securities	$45,522	45,522	—	—
Mortgage backed securities	$62,400	—	62,400	—
Domestic mutual funds	$55,522	55,522	—	—
Municipal bonds	$1,189	—	1,189	—
Federal agency securities	$2,586	—	2,586	—
Other	$4,721	4,450	271	—
Long-term investments:
International equity trust	$23,161	—	23,161	—
Corporate bonds and debt	$20,395	—	20,395	—
US Treasury securities	$9,257	9,257	—	—
Mortgage backed securities	$12,867	—	12,867	—
Domestic mutual funds	$126,380	126,380	—	—
Federal agency securities	$1,082	—	1,082	—
Treasury STRIPS	$59,816	—	59,816	—
Other	$1,906	1,906	—	—
Natural gas swaps	$32,256	—	32,256	—

Schedule of estimated fair values of long-term debt, including current maturities
The estimated fair values of our long-term debt, including current maturities at December 31, 2020 and 2019 were as follows:

	2020		2019
	(in thousands)
	Carrying Value	Fair Value	Carrying Value	Fair Value
Long-term debt	$10,619,826	$13,161,146	$9,726,428	$11,180,658